Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2007	$ 20,063	$ 13	$ 1,023	$ 18,929	$ 98
Balance (in shares) at Dec. 31, 2007		1,253
Net earnings	2,977			2,977
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	(132)				(132)
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	4				4
Foreign currency translation loss	(22)				(22)
Comprehensive income	2,827
Issuances of common stock, and related tax benefits (in shares)		20
Issuances of common stock, and related tax benefits	272	0	272
Common stock repurchases (in shares)		(72)
Common stock repurchases	(2,684)	(1)	(1,596)	(1,087)
Share-based compensation, and related tax benefits	339		339
Common stock dividend	(37)			(37)
Balance at Dec. 31, 2008	20,780	12	38	20,782	(52)
Balance (in shares) at Dec. 31, 2008		1,201
Net earnings	3,822			3,822
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	314				314
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	(7)				(7)
Foreign currency translation loss	(2)				(2)
Comprehensive income	4,127
Issuances of common stock, and related tax benefits (in shares)		20
Issuances of common stock, and related tax benefits	221	0	221
Common stock repurchases (in shares)		(74)
Common stock repurchases	(1,801)	(1)	(574)	(1,226)
Share-based compensation, and related tax benefits	315		315
Common stock dividend	(36)			(36)
Balance at Dec. 31, 2009	23,606	11	0	23,342	253
Balance (in shares) at Dec. 31, 2009	1,147	1,147
Net earnings	4,634			4,634
Unrealized holding gains (losses) on investment securities during the period, net of tax expense of $76, $187, and $26	48				48
Reclassification adjustment for net realized gains (losses) included in net earnings, net of tax expense of $2, $4, and $26	(45)				(45)
Foreign currency translation loss	(4)				(4)
Comprehensive income	4,633
Issuances of common stock, and related tax benefits (in shares)		15
Issuances of common stock, and related tax benefits	207	0	207
Common stock repurchases (in shares)	76	(76)
Common stock repurchases	(2,517)	0	(552)	(1,965)
Share-based compensation, and related tax benefits	345		345
Common stock dividend	(449)			(449)
Balance at Dec. 31, 2010	$ 25,825	$ 11	$ 0	$ 25,562	$ 252
Balance (in shares) at Dec. 31, 2010	1,086	1,086